Document And Entity Information	Oct. 02, 2026
Document Information [Line Items]
Entity, Registrant Name	National Beverage Corp.
Document, Type	8-K
Document, Period End Date	Oct. 02, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-14170
Entity, Tax Identification Number	59-2605822
Entity, Address, Address Line One	8050 SW Tenth Street, Suite 4000
Entity, Address, City or Town	Fort Lauderdale
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	33324
City Area Code	954
Local Phone Number	581-0922
Title of 12(b) Security	Common Stock
Trading Symbol	FIZZ
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000069891